UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/05

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     October 25, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total: $    958,551,581

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
Abbott Laboratories		      Common Stock	002824100 $21,923,344 	 	  517,060     Sole		     Sole
Automatic Data Processing	      Common Stock	053015103 $21,287,584 	 	  494,600     Sole		     Sole
Allstate Corp.			      Common Stock	020002101 $21,319,824 		  385,600     Sole		     Sole
Boeing Co.			      Common Stock	097023105 $22,148,982 		  325,960     Sole		     Sole
Bank of America Corp.		      Common Stock	060505104 $40,026,743 		  950,754     Sole		     Sole
Bellsouth Corp.			      Common Stock	079860102 $20,114,240 		  764,800     Sole		     Sole
Bristol-Myers Squibb Co.	      Common Stock	110122108 $41,328,824 		1,717,740     Sole		     Sole
BP Amoco			      Common Stock	055622104 $21,205,972 		  299,308     Sole		     Sole
Citigroup Inc.			      Common Stock	172967101 $40,003,704 		  878,816     Sole		     Sole
Caterpillar Inc.		      Common Stock	149123101 $ 8,424,750 	 	  143,400     Sole		     Sole
Comcast Corp. Cl A		      Common Stock	20030N101 $21,342,278 		  726,422     Sole		     Sole
ChevronTexaco Corp.		      Common Stock	166764100 $24,741,618 		  382,228     Sole		     Sole
Du Pont (E.I.) de Nemours	      Common Stock	263534109 $22,546,252 		  575,600     Sole		     Sole
Dell Inc.			      Common Stock	247025109 $19,415,340 		  567,700     Sole		     Sole
The Walt Disney Co.		      Common Stock	254687106 $ 6,637,439 		  275,070     Sole		     Sole
Dow Chemical			      Common Stock	260543103 $21,705,070 		  520,880     Sole		     Sole
Duke Energy Corp.		      Common Stock	264399106 $41,839,494 		1,434,333     Sole		     Sole
Fannie Mae			      Common Stock	313586109 $20,230,403 		  451,370     Sole		     Sole
General Electric Co.		      Common Stock	369604103 $21,983,311 		  652,905     Sole		     Sole
General Motors Corp.		      Common Stock	370442105 $20,371,567 		  665,520     Sole		     Sole
Home Depot Inc.			      Common Stock	437076102 $ 7,917,673 		  207,595     Sole		     Sole
International Business Machines       Common Stock	459200101 $23,793,252 		  296,600     Sole		     Sole
Intel Corp.			      Common Stock	458140100 $ 6,067,844 		  246,160     Sole		     Sole
Johnson & Johnson		      Common Stock	478160104 $19,912,950 		  314,680     Sole		     Sole
Coca-Cola Co.			      Common Stock	191216100 $20,315,712 		  470,380     Sole		     Sole
McDonalds Corp.			      Common Stock	580135101 $ 5,951,173 		  177,700     Sole		     Sole
Merrill Lynch & Co. Inc.	      Common Stock	590188108 $ 7,423,350 		  121,000     Sole		     Sole
3M Co.				      Common Stock	88579Y101 $14,123,267 		  192,520     Sole		     Sole
Merck & Co. Inc.		      Common Stock	589331107 $20,596,337 		  756,940     Sole		     Sole
Microsoft Corp.			      Common Stock	594918104 $ 3,796,719 		  147,560     Sole		     Sole
Pepsico Inc.			      Common Stock	713448108 $21,831,082 		  384,960     Sole		     Sole
Pfizer Inc.			      Common Stock	717081103 $21,641,000 		  866,680     Sole		     Sole
Procter & Gamble Co.		      Common Stock	742718109 $25,282,392 		  425,200     Sole		     Sole
PNC Financial Services Group	      Common Stock	693475105 $22,435,522 		  386,686     Sole		     Sole
SBC Communications Inc.		      Common Stock	78387G103 $20,143,022 		  840,343     Sole		     Sole
Sara Lee Corp.			      Common Stock	803111103 $43,259,060 		2,282,800     Sole		     Sole
Texas Instruments Inc.		      Common Stock	882508104 $ 8,034,300 		  237,000     Sole		     Sole
Verizon Communications Inc.	      Common Stock	92343V104 $40,463,976 		1,237,809     Sole		     Sole
Wachovia Corp.			      Common Stock	929903102 $20,525,567 		  431,300     Sole		     Sole
Washington Mutual Inc.		      Common Stock	939322103 $39,612,200 		1,010,000     Sole		     Sole
Wal-Mart Stores Inc.		      Common Stock	931142103 $22,181,684 		  506,200     Sole		     Sole
Wyeth				      Common Stock	983024100 $42,522,130 		  919,000     Sole		     Sole
Exxon Mobil Corp.		      Common Stock	30231G102 $22,124,628 		  348,200     Sole		     Sole
====================================================================================================================================

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